Note 9 - Intangible Assets (Details) (USD $)	Jan. 31, 2014	Jan. 31, 2013
Disclosure Text Block [Abstract]
Finite-Lived Intangible Assets, Net	$ 94,649,000	$ 71,297,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	18,300,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	15,700,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	14,100,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	10,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	8,800,000
Finite Lived Intangible Assets Amortization Expense Year Six	8,500,000
Finite Lived Intangible Assets Amortization Expense After Year Six	$ 19,200,000